SHARE OPTIONS (Details) (2008 Plan, USD $)	0 Months Ended	12 Months Ended
	Oct. 27, 2008	Dec. 31, 2013	Dec. 31, 2011
Share options
Shares authorized to grant	4,444,444
Share options
Share options
Vesting period	4 years
Vesting percentage at the end of the first year through the fourth year	25.00%
Expiration period	10 years
Shares options granted		307,250
Exercise price of shares options granted (in dollars per share)		$ 4.75
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate, minimum (as a percent)		3.06%	3.86%
Risk-free interest rate, maximum (as a percent)		3.83%	4.05%
Exercise multiple			2
Expected volatility, minimum (as a percent)		56.00%	58.00%
Expected volatility, maximum (as a percent)		60.00%	61.00%
Expected dividend yield (as a percent)		0.00%	0.00%
Share options | Minimum
Share options
Vesting period		3 years	3 years
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple		2
Fair value of ordinary shares (in dollars per share)		$ 4.75	$ 4.02
Share options | Maximum
Share options
Vesting period		4 years	4 years
Assumptions used for estimating the fair value of options granted on the date of grant
Exercise multiple		2.8
Fair value of ordinary shares (in dollars per share)		$ 4.97	$ 4.03
Share options | First Group
Share options
Shares options granted			357,000
Exercise price of shares options granted (in dollars per share)			$ 4.25
Share options | Second Group
Share options
Shares options granted			8,000
Exercise price of shares options granted (in dollars per share)			$ 0.96
Share options | Third Group
Share options
Shares options granted			119,000
Exercise price of shares options granted (in dollars per share)			$ 4.29